Equity - Reserves (Tables)	6 Months Ended
Jun. 30, 2024
Equity - Reserves [Abstract]
Schedule of Equity Reserves	Equity - reserves
	June 30, 2024	December 31, 2023
	$	$
	Unaudited
Foreign currency reserve	(2,227,915)	(2,054,227)
Re-measurements reserve	(87,588)	(90,686)
	(2,315,503)	(2,144,913)

Schedule of Movements in Class of Reserve	Movements in each class of reserve during the current financial half-year are set out below:
	Re-measurement	Foreign currency
Consolidated	reserve	reserve	Total
	$	$	$
	Unaudited	Unaudited	Unaudited
Balance on December 31, 2023	(90,686)	(2,054,227)	(2,144,913)
Foreign currency translation	3,098	(173,688)	(170,590)
Re-measurement of defined benefits plans	-	-	-
Balance on June 30, 2024	(87,588)	(2,227,915)	(2,315,503)